Nature of Business and Organization	12 Months Ended
Dec. 31, 2020
Accounting Policies [Abstract]
Nature of business and organization

Note 1 – Nature of business and organization

Mingzhu Logistics Holdings Limited and its consolidated subsidiaries (collectively referred to as the “Group” or the “Company”) primarily provide trucking and delivery services using its own truckload fleet and subcontractors to meet its customers’ diverse transportation needs across different provinces or within Guangdong and Xinjiang in the People’s Republic of China (the “PRC” or “China”).

Mingzhu Logistics Holdings Limited (“MingZhu Cayman”) is a holding company incorporated in the Cayman Islands on January 2, 2018 under the laws of the Cayman Islands. The Company has no substantive operations other than holding all of the outstanding share capital of MingZhu Investment Limited (“MingZhu BVI”) established under the laws of the British Virgin Islands on January 15, 2018. MingZhu BVI is also a holding company holding all of the outstanding equity of YGMZ (Hong Kong) Limited (“MingZhu HK”) which was incorporated in Hong Kong on February 2, 2018.

Reorganization

A reorganization of the Company’s legal structure was completed on April 13, 2018. The reorganization involved the incorporation of MingZhu Cayman, and its wholly-owned subsidiaries, MingZhu BVI, and MingZhu HK; and the transfer of all equity ownership of Shenzhen Yangang Mingzhu Freight Industry Co., Ltd (“MingZhu”) to MingZhu HK from the former shareholders of MingZhu. In consideration of the transfer, the Company issued 1,000 shares of the Company with par value $0.001 (HKD 0.01) per share to the former shareholders of MingZhu.

On April 13, 2018, the former shareholders transferred their 100% ownership interest in MingZhu to MingZhu HK, which is 100% owned by MingZhu Cayman through MingZhu BVI. After the reorganization, MingZhu Cayman owns 100% equity interests of MingZhu BVI, MingZhu HK and MingZhu. The controlling shareholder of MingZhu Cayman is same as of MingZhu prior to the reorganization.

MingZhu was incorporated on July 10, 2002 in Shenzhen, Guangdong under the laws of the PRC. Shenzhen Pengcheng Shengshi Logistics Co., Ltd. (“MingZhu Pengcheng”), a company providing trucking services, was incorporated on April 7, 2010 in Shenzhen, Guangdong under the laws of the PRC. Prior to the reorganization, MingZhu and MingZhu Pengcheng were under common control. On November 10, 2017, for the purpose of reorganization so that the business of the Company could be rearranged to be under a common holding company, the entire equity interest of MingZhu Pengcheng was transferred to MingZhu.

These two transactions were between entities under common control, and therefore accounted for in a manner similar to the pooling of interest method. Under the pooling-of-interests method, combination between two businesses under common control is accounted for at carrying amounts with retrospective adjustment of prior period financial statements, and the equity accounts of the combining entities are combined and the difference between the consideration paid and the net assets acquired is reflected as an equity transaction (i.e., distribution to parent company). As opposed to the purchase method of accounting, no intangible assets are recognized in the transaction, and no goodwill is recognized as a result of the combination.

On September 5, 2018, MingZhu HK established its wholly-owned subsidiary, Shenzhen Yangang Mingzhu Supply Chain Management Co., Ltd (“MingZhu Management”), a PRC company. MingZhu Management engages in providing transportation and supply chain management services.

With the effect of resolutions passed by board of directors on February 12, 2020, the authorized number of ordinary shares increased from 38,000,000 to 50,000,000 with a par value of $0.001 instead of HKD 0.01 and the issued number of ordinary shares increased from 1,000 to 9,250,000 with a par value of $0.001 instead of HKD 0.01. With the effect of resolution passed by board of directors on May 21, 2020, the issued number of ordinary shares decreased from 9,250,000 to 9,000,000. As of the date hereof, the authorized number of ordinary shares is 50,000,000 with a par value of $0.001 and the issued number of ordinary shares is 9,000,000.

On October 21, 2020, the Company completed the initial public offering (“IPO”) of 3,000,000 ordinary shares at a public offering price of US$4.00 per share.

As of December 31, 2020, the authorized number of ordinary shares is 50,000,000 with a par value of $0.001 and the issued number of ordinary shares is 12,354,040.

Since the Company and its subsidiaries are effectively controlled by the same group of the shareholders before and after the reorganization, they are considered under common control. The above-mentioned transactions were accounted for as a recapitalization. The consolidation of the Company and its subsidiaries has been accounted for at historical cost and prepared on the basis as if the aforementioned transactions had become effective as of the beginning of the first period presented in the consolidated financial statements.